UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Quarterly Report

30 September 2015

State Street Master Funds

State Street Equity 500 Index Portfolio

State Street Master Funds

Quarterly Report

September 30, 2015

Table of Contents

Portfolio of Investments	1

Notes to Portfolio of Investments	7

State Street Equity 500 Index Portfolio

Portfolio of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.5%
Consumer Discretionary – 12.9%
Advance Auto Parts, Inc.	11,500	$2,179,595
Amazon.com, Inc.(a)	59,802	30,612,046
AutoNation, Inc.(a)	12,469	725,446
AutoZone, Inc.(a)	4,988	3,610,464
Bed Bath & Beyond, Inc.(a)	25,130	1,432,913
Best Buy Co., Inc.	44,213	1,641,187
BorgWarner, Inc.	36,423	1,514,833
Cablevision Systems Corp. (Class A)	30,812	1,000,466
CarMax, Inc.(a)	32,197	1,909,926
Carnival Corp.	69,149	3,436,705
CBS Corp. (Class B)	72,993	2,912,421
Chipotle Mexican Grill, Inc.(a)	5,014	3,611,334
Coach, Inc.	45,800	1,324,994
Comcast Corp. (Class A)	395,665	22,505,425
D.R. Horton, Inc.	50,179	1,473,255
Darden Restaurants, Inc.	20,917	1,433,651
Delphi Automotive PLC	47,381	3,602,851
Discovery Communications, Inc. (Class A)(a)	21,597	562,170
Discovery Communications, Inc. (Class C)(a)	39,797	966,669
Dollar General Corp.	48,287	3,497,910
Dollar Tree, Inc.(a)	33,282	2,218,578
Expedia, Inc.	15,023	1,767,907
Ford Motor Co.	603,060	8,183,524
Fossil Group, Inc.(a)	7,617	425,638
GameStop Corp. (Class A)	16,878	695,542
Gap, Inc.	33,164	945,174
Garmin Ltd.	19,560	701,813
General Motors Co.	226,277	6,792,836
Genuine Parts Co.	24,420	2,024,174
Goodyear Tire & Rubber Co.	40,813	1,197,045
H&R Block, Inc.	45,551	1,648,946
Hanesbrands, Inc.	62,600	1,811,644
Harley-Davidson, Inc.	33,585	1,843,817
Harman International Industries, Inc.	10,405	998,776
Hasbro, Inc.	19,928	1,437,606
Home Depot, Inc.	203,310	23,480,272
Interpublic Group of Cos., Inc.	62,228	1,190,422
Johnson Controls, Inc.	102,206	4,227,240
Kohl’s Corp.	33,588	1,555,460
L Brands, Inc.	39,546	3,564,281
Leggett & Platt, Inc.	20,944	863,940
Lennar Corp. (Class A)	26,425	1,271,835
Lowe’s Cos., Inc.	144,712	9,973,551
Macy’s, Inc.	53,161	2,728,223
Marriott International, Inc. (Class A)	33,797	2,304,955
Mattel, Inc.	56,543	1,190,796
McDonald’s Corp.	149,715	14,751,419
Michael Kors Holdings, Ltd.(a)	33,686	1,422,897
Mohawk Industries, Inc.(a)	9,669	1,757,728
Netflix, Inc.(a)	67,396	6,959,311
Newell Rubbermaid, Inc.	41,451	1,646,019
News Corp. (Class A)(a)	49,414	623,605
NIKE, Inc. (Class B)	105,451	12,967,309
Nordstrom, Inc.	23,856	1,710,714
O’Reilly Automotive, Inc.(a)	15,320	3,830,000
Omnicom Group, Inc.	38,550	2,540,445
Priceline Group, Inc.(a)	8,108	10,028,461
PulteGroup, Inc.	47,343	893,362
PVH Corp.	12,451	1,269,255
Ralph Lauren Corp.	9,236	1,091,326
Ross Stores, Inc.	67,544	3,273,858
Royal Caribbean Cruises, Ltd.	25,100	2,236,159
Scripps Networks Interactive, Inc. (Class A)	15,263	750,787
Signet Jewelers, Ltd.	12,600	1,715,238
Staples, Inc.	95,234	1,117,095
Starbucks Corp.	235,092	13,362,629
Starwood Hotels & Resorts Worldwide, Inc.	25,244	1,678,221
Target Corp.	99,044	7,790,801
TEGNA, Inc.	34,252	766,902
Tiffany & Co.	18,581	1,434,825
Time Warner Cable, Inc.	44,474	7,977,301
Time Warner, Inc.	130,780	8,991,125
TJX Cos., Inc.	104,075	7,433,036
Tractor Supply Co.	22,674	1,911,872
TripAdvisor, Inc.(a)	19,015	1,198,325
Twenty-First Century Fox, Inc. (Class A)	268,009	7,230,883
Twenty-First Century Fox, Inc. (Class B)	14,400	382,458
Under Armour, Inc. (Class A)(a)	28,276	2,736,551
Urban Outfitters, Inc.(a)	15,839	465,350
V.F. Corp.	53,528	3,651,145
Viacom, Inc. (Class B)	57,541	2,482,894
Walt Disney Co.	245,593	25,099,605
Whirlpool Corp.	12,459	1,834,712
Wyndham Worldwide Corp.	19,646	1,412,547
Wynn Resorts, Ltd.	11,859	629,950
Yum! Brands, Inc.	67,990	5,435,800

		349,490,176

Consumer Staples – 9.8%
Altria Group, Inc.	309,070	16,813,408
Archer-Daniels-Midland Co.	94,592	3,920,838
Brown-Forman Corp. (Class B)	15,261	1,478,791
Campbell Soup Co.	30,583	1,549,946
Clorox Co.	19,379	2,238,856
Coca-Cola Co.	614,722	24,662,647
Coca-Cola Enterprises, Inc.	35,313	1,707,384
Colgate-Palmolive Co.	139,279	8,838,645
ConAgra Foods, Inc.	66,051	2,675,726
Constellation Brands, Inc. (Class A)	27,076	3,390,186
Costco Wholesale Corp.	68,834	9,951,331
CVS Health Corp.	173,927	16,780,477
Dr. Pepper Snapple Group, Inc.	31,703	2,506,122
Estee Lauder Cos., Inc. (Class A)	36,263	2,925,699
General Mills, Inc.	94,522	5,305,520
Hershey Co.	23,615	2,169,746
Hormel Foods Corp.	23,349	1,478,225
J.M. Smucker Co.	14,855	1,694,807
Kellogg Co.	40,207	2,675,776
Keurig Green Mountain, Inc.	18,089	943,160
Kimberly-Clark Corp.	57,473	6,266,856
Kraft Heinz Co.	90,751	6,405,206
Kroger Co.	153,910	5,551,534

See Notes to Portfolio of Investments.

1

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
McCormick & Co., Inc.	20,261	$1,665,049
Mead Johnson Nutrition Co.	30,568	2,151,987
Molson Coors Brewing Co. (Class B)	23,509	1,951,717
Mondelez International, Inc. (Class A)	255,994	10,718,469
Monster Beverage Corp.(a)	23,647	3,195,656
PepsiCo, Inc.	231,738	21,852,893
Philip Morris International, Inc.	245,087	19,442,752
Procter & Gamble Co.	425,161	30,586,082
Reynolds American, Inc.	131,692	5,830,005
Sysco Corp.	83,435	3,251,462
Tyson Foods, Inc. (Class A)	44,691	1,926,182
Wal-Mart Stores, Inc.	248,299	16,099,707
Walgreens Boots Alliance, Inc.	137,213	11,402,400
Whole Foods Market, Inc.	55,587	1,759,329

		263,764,576

Energy – 6.8%
Anadarko Petroleum Corp.	81,044	4,894,247
Apache Corp.	60,570	2,371,921
Baker Hughes, Inc.	69,094	3,595,652
Cabot Oil & Gas Corp.	65,622	1,434,497
Cameron International Corp.(a)	30,467	1,868,236
Chesapeake Energy Corp.(a)	78,594	576,094
Chevron Corp.	294,834	23,256,506
Cimarex Energy Co.	13,242	1,357,040
Columbia Pipeline Group, Inc.	47,478	868,373
ConocoPhillips	191,303	9,174,892
CONSOL Energy, Inc.	32,173	315,295
Devon Energy Corp.	59,550	2,208,710
Diamond Offshore Drilling, Inc.	9,954	172,204
Ensco PLC (Class A)	32,889	463,077
EOG Resources, Inc.	86,263	6,279,946
EQT Corp.	22,243	1,440,679
Exxon Mobil Corp.	656,372	48,801,258
FMC Technologies, Inc.(a)	39,709	1,230,979
Halliburton Co.	130,167	4,601,403
Helmerich & Payne, Inc.	18,874	891,985
Hess Corp.	38,344	1,919,501
Kinder Morgan, Inc.	282,076	7,807,864
Marathon Oil Corp.	109,289	1,683,051
Marathon Petroleum Corp.	87,602	4,058,601
Murphy Oil Corp.	24,962	604,080
National Oilwell Varco, Inc.	57,941	2,181,479
Newfield Exploration Co.(a)	29,185	960,187
Noble Energy, Inc.	62,595	1,889,117
Occidental Petroleum Corp.	121,135	8,013,080
ONEOK, Inc.	31,504	1,014,429
Phillips 66	73,592	5,654,809
Pioneer Natural Resources Co.	23,524	2,861,459
Range Resources Corp.	24,841	797,893
Schlumberger, Ltd.	197,072	13,592,056
Southwestern Energy Co.(a)	63,944	811,449
Spectra Energy Corp.	104,141	2,735,784
Tesoro Corp.	20,049	1,949,565
Transocean, Ltd.	47,690	616,155
Valero Energy Corp.	75,886	4,560,749
Williams Cos., Inc.	108,410	3,994,908

		183,509,210

Financials – 16.1%
ACE, Ltd.	52,067	5,383,728
Affiliated Managers Group, Inc.(a)	8,476	1,449,311
Aflac, Inc.	69,737	4,053,812
Allstate Corp.	63,967	3,725,438
American Express Co.	132,052	9,789,015
American International Group, Inc.	201,032	11,422,638
American Tower Corp. REIT	66,982	5,893,076
Ameriprise Financial, Inc.	29,963	3,269,862
Aon PLC	45,682	4,047,882
Apartment Investment & Management Co. (Class A) REIT	27,165	1,005,648
Assurant, Inc.	10,846	856,942
AvalonBay Communities, Inc. REIT	21,029	3,676,290
Bank of America Corp.	1,655,566	25,793,718
Bank of New York Mellon Corp.	170,491	6,674,723
BB&T Corp.	116,439	4,145,228
Berkshire Hathaway, Inc. (Class B)(a)	293,419	38,261,838
BlackRock, Inc.	20,118	5,984,501
Boston Properties, Inc. REIT	24,821	2,938,806
Capital One Financial Corp.	84,268	6,111,115
CBRE Group, Inc.(a)	42,908	1,373,056
Charles Schwab Corp.	181,489	5,183,326
Chubb Corp.	35,896	4,402,644
Cincinnati Financial Corp.	23,305	1,253,809
Citigroup, Inc.	475,093	23,569,364
CME Group, Inc.	52,992	4,914,478
Comerica, Inc.	25,917	1,065,189
Crown Castle International Corp. REIT	51,842	4,088,779
Discover Financial Services	65,777	3,419,746
E*TRADE Financial Corp.(a)	43,889	1,155,597
Equity Residential REIT	56,238	4,224,599
Essex Property Trust, Inc. REIT	9,555	2,134,778
Fifth Third Bancorp	136,554	2,582,236
Franklin Resources, Inc.	62,651	2,334,376
General Growth Properties, Inc. REIT	86,542	2,247,496
Genworth Financial, Inc. (Class A)(a)	71,189	328,893
Goldman Sachs Group, Inc.	63,688	11,066,427
Hartford Financial Services Group, Inc.	63,130	2,890,091
HCP, Inc. REIT	69,777	2,599,193
Host Hotels & Resorts, Inc. REIT	113,659	1,796,949
Hudson City Bancorp, Inc.	66,376	675,044
Huntington Bancshares, Inc.	122,865	1,302,369
Intercontinental Exchange, Inc.	17,525	4,118,200
Invesco Ltd.	65,489	2,045,222
Iron Mountain, Inc. REIT	33,274	1,032,160
JPMorgan Chase & Co.	582,072	35,488,930
KeyCorp	128,679	1,674,114
Kimco Realty Corp. REIT	64,016	1,563,911
Legg Mason, Inc.	15,615	649,740
Leucadia National Corp.	47,809	968,610
Lincoln National Corp.	40,310	1,913,113
Loews Corp.	48,012	1,735,154
M&T Bank Corp.	21,534	2,626,071

See Notes to Portfolio of Investments.

2

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Macerich Co. REIT	20,945	$1,608,995
Marsh & McLennan Cos., Inc.	82,934	4,330,814
McGraw Hill Financial, Inc.	43,298	3,745,277
MetLife, Inc.	175,626	8,280,766
Moody’s Corp.	26,634	2,615,459
Morgan Stanley	239,155	7,533,383
Nasdaq, Inc.	21,225	1,131,929
Navient Corp.	59,941	673,737
Northern Trust Corp.	35,310	2,406,730
People’s United Financial, Inc.	49,334	776,024
Plum Creek Timber Co., Inc. REIT	27,186	1,074,119
PNC Financial Services Group, Inc.	82,842	7,389,506
Principal Financial Group, Inc.	45,626	2,159,935
Progressive Corp.	85,852	2,630,505
ProLogis, Inc. REIT	80,147	3,117,718
Prudential Financial, Inc.	73,437	5,596,634
Public Storage, Inc. REIT	22,852	4,836,169
Realty Income Corp. REIT	35,500	1,682,345
Regions Financial Corp.	213,143	1,920,418
Simon Property Group, Inc. REIT	48,935	8,990,338
State Street Corp.(b)	66,647	4,479,345
SunTrust Banks, Inc.	78,882	3,016,448
T. Rowe Price Group, Inc.	41,420	2,878,690
Torchmark Corp.	19,384	1,093,258
Travelers Cos., Inc.	47,598	4,737,429
U.S. Bancorp	257,130	10,544,901
Unum Group	43,424	1,393,042
Ventas, Inc. REIT	51,003	2,859,228
Vornado Realty Trust REIT	27,746	2,508,793
Wells Fargo & Co.	735,046	37,744,612
Welltower, Inc. REIT(a)	55,581	3,763,945
Weyerhaeuser Co. REIT	81,681	2,233,159
XL Group PLC	48,220	1,751,350
Zions Bancorporation	31,258	860,845

		435,273,081

Health Care – 14.4%
Abbott Laboratories	233,759	9,401,787
AbbVie, Inc.	258,063	14,041,208
Aetna, Inc.	55,415	6,062,955
Agilent Technologies, Inc.	52,075	1,787,735
Alexion Pharmaceuticals, Inc.(a)	35,227	5,509,151
Allergan PLC(a)	61,526	16,723,382
AmerisourceBergen Corp.	33,552	3,187,104
Amgen, Inc.	119,991	16,597,155
Anthem, Inc.	42,119	5,896,660
Baxalta, Inc.	86,645	2,730,184
Baxter International, Inc.	86,645	2,846,288
Becton Dickinson and Co.	33,504	4,444,641
Biogen, Inc.(a)	37,347	10,898,228
Boston Scientific Corp.(a)	208,377	3,419,467
Bristol-Myers Squibb Co.	261,112	15,457,830
C.R. Bard, Inc.	11,162	2,079,592
Cardinal Health, Inc.	52,424	4,027,212
Celgene Corp.(a)	125,265	13,549,915
Cerner Corp.(a)	47,263	2,833,889
CIGNA Corp.	39,511	5,334,775
DaVita HealthCare Partners, Inc.(a)	26,572	1,921,953
DENTSPLY International, Inc.	20,166	1,019,795
Edwards Lifesciences Corp.(a)	16,445	2,337,986
Eli Lilly & Co.	152,857	12,792,602
Endo International PLC(a)	31,900	2,210,032
Express Scripts Holding Co.(a)	106,747	8,642,237
Gilead Sciences, Inc.	229,446	22,529,303
HCA Holdings, Inc.(a)	50,200	3,883,472
Henry Schein, Inc.(a)	13,100	1,738,632
Humana, Inc.	22,717	4,066,343
Intuitive Surgical, Inc.(a)	5,452	2,505,630
Johnson & Johnson	437,341	40,825,782
Laboratory Corp. of America Holdings(a)	16,747	1,816,547
Mallinckrodt PLC(a)	17,700	1,131,738
McKesson Corp.	36,031	6,666,816
Medtronic PLC	220,304	14,747,150
Merck & Co., Inc.	445,198	21,988,329
Mylan NV(a)	64,807	2,609,130
Patterson Cos., Inc.	11,159	482,627
PerkinElmer, Inc.	16,632	764,407
Perrigo Co. PLC	22,414	3,525,050
Pfizer, Inc.	965,148	30,315,299
Quest Diagnostics, Inc.	22,158	1,362,052
Regeneron Pharmaceuticals, Inc.(a)	12,158	5,655,172
St. Jude Medical, Inc.	44,053	2,779,304
Stryker Corp.	48,295	4,544,559
Tenet Healthcare Corp.(a)	13,452	496,648
Thermo Fisher Scientific, Inc.	62,512	7,643,967
UnitedHealth Group, Inc.	148,722	17,253,239
Universal Health Services, Inc.	13,300	1,659,973
Varian Medical Systems, Inc.(a)	15,631	1,153,255
Vertex Pharmaceuticals, Inc.(a)	38,748	4,035,217
Waters Corp.(a)	14,215	1,680,355
Zimmer Biomet Holdings, Inc.	25,727	2,416,537
Zoetis, Inc.	76,228	3,139,069

		389,169,365

Industrials – 10.0%
3M Co.	99,043	14,041,326
ADT Corp.	25,056	749,174
Allegion PLC	17,437	1,005,417
American Airlines Group, Inc.	102,500	3,980,075
AMETEK, Inc.	37,101	1,941,124
Boeing Co.	99,424	13,019,573
C.H. Robinson Worldwide, Inc.	22,382	1,517,052
Caterpillar, Inc.	93,855	6,134,363
Cintas Corp.	15,222	1,305,286
CSX Corp.	155,859	4,192,607
Cummins, Inc.	26,444	2,871,290
Danaher Corp.	91,878	7,828,924
Deere & Co.	47,254	3,496,796
Delta Air Lines, Inc.	122,066	5,477,101
Dover Corp.	27,945	1,597,895
Dun & Bradstreet Corp.	6,145	645,225
Eaton Corp. PLC	76,199	3,909,009
Emerson Electric Co.	102,369	4,521,639
Equifax, Inc.	20,295	1,972,268
Expeditors International of Washington, Inc.	29,444	1,385,340
Fastenal Co.	44,042	1,612,378
FedEx Corp.	41,950	6,039,961
Flowserve Corp.	23,555	969,053

See Notes to Portfolio of Investments.

3

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Fluor Corp.	22,556	$955,247
General Dynamics Corp.	48,689	6,716,648
General Electric Co.	1,586,963	40,023,207
Honeywell International, Inc.	123,603	11,703,968
Illinois Tool Works, Inc.	51,671	4,253,040
Ingersoll-Rand PLC	41,116	2,087,459
Jacobs Engineering Group, Inc.(a)	20,157	754,476
JB Hunt Transport Services, Inc.	14,500	1,035,300
Joy Global, Inc.	14,887	222,263
Kansas City Southern	16,704	1,518,060
L-3 Communications Holdings, Inc.	12,465	1,302,842
Lockheed Martin Corp.	42,749	8,862,295
Masco Corp.	54,139	1,363,220
Nielsen Holdings PLC	61,375	2,729,346
Norfolk Southern Corp.	49,768	3,802,275
Northrop Grumman Corp.	28,686	4,760,442
PACCAR, Inc.	54,235	2,829,440
Parker-Hannifin Corp.	20,514	1,996,012
Pentair PLC	28,991	1,479,701
Pitney Bowes, Inc.	30,921	613,782
Precision Castparts Corp.	21,978	5,048,566
Quanta Services, Inc.(a)	30,293	733,394
Raytheon Co.	47,736	5,215,635
Republic Services, Inc.	41,114	1,693,897
Robert Half International, Inc.	20,374	1,042,334
Rockwell Automation, Inc.	21,779	2,209,915
Rockwell Collins, Inc.	22,300	1,825,032
Roper Technologies, Inc.	16,535	2,591,034
Ryder System, Inc.	9,755	722,260
Snap-on, Inc.	8,872	1,339,140
Southwest Airlines Co.	105,927	4,029,463
Stanley Black & Decker, Inc.	24,950	2,419,651
Stericycle, Inc.(a)	14,104	1,964,828
Textron, Inc.	44,906	1,690,262
Tyco International PLC	67,336	2,253,063
Union Pacific Corp.	134,838	11,921,028
United Continental Holdings, Inc.(a)	60,100	3,188,305
United Parcel Service, Inc. (Class B)	109,455	10,802,114
United Rentals, Inc.(a)	15,200	912,760
United Technologies Corp.	128,827	11,464,315
W.W. Grainger, Inc.	9,412	2,023,674
Waste Management, Inc.	68,204	3,397,241
Xylem, Inc.	32,634	1,072,027

		268,781,837

Information Technology – 20.2%
Accenture PLC (Class A)	99,282	9,755,449
Activision Blizzard, Inc.	79,200	2,446,488
Adobe Systems, Inc.(a)	78,113	6,422,451
Akamai Technologies, Inc.(a)	27,734	1,915,310
Alliance Data Systems Corp.(a)	10,204	2,642,632
Alphabet, Inc., Class A(a)	45,523	29,060,518
Alphabet, Inc., Class C(a)	46,245	28,136,383
Altera Corp.	44,454	2,226,256
Amphenol Corp. (Class A)	49,980	2,546,981
Analog Devices, Inc.	50,818	2,866,643
Apple, Inc.	895,864	98,813,799
Applied Materials, Inc.	190,653	2,800,693
Autodesk, Inc.(a)	34,170	1,508,264
Automatic Data Processing, Inc.	71,465	5,742,927
Avago Technologies, Ltd.	41,718	5,215,167
Broadcom Corp. (Class A)	87,635	4,507,068
CA, Inc.	54,159	1,478,541
Cisco Systems, Inc.	803,029	21,079,511
Citrix Systems, Inc.(a)	25,678	1,778,972
Cognizant Technology Solutions Corp. (Class A)(a)	93,627	5,861,986
Computer Sciences Corp.	22,732	1,395,290
Corning, Inc.	203,350	3,481,352
eBay, Inc.(a)	170,458	4,165,994
Electronic Arts, Inc.(a)	50,121	3,395,698
EMC Corp.	305,674	7,385,084
Equinix, Inc. REIT	8,800	2,405,920
F5 Networks, Inc.(a)	10,559	1,222,732
Facebook, Inc. (Class A)(a)	353,707	31,798,259
Fidelity National Information Services, Inc.	44,886	3,010,953
First Solar, Inc.(a)	11,749	502,270
Fiserv, Inc.(a)	35,642	3,086,954
FLIR Systems, Inc.	20,339	569,289
Harris Corp.	21,298	1,557,949
Hewlett-Packard Co.	289,363	7,410,586
Intel Corp.	741,920	22,361,469
International Business Machines Corp.	140,747	20,404,093
Intuit, Inc.	42,026	3,729,807
Juniper Networks, Inc.	58,444	1,502,595
KLA-Tencor Corp.	26,573	1,328,650
Lam Research Corp.	24,281	1,586,278
Linear Technology Corp.	35,021	1,413,097
Mastercard, Inc. (Class A)	155,349	14,000,052
Microchip Technology, Inc.	34,006	1,465,319
Micron Technology, Inc.(a)	173,328	2,596,453
Microsoft Corp.	1,255,077	55,549,708
Motorola Solutions, Inc.	26,728	1,827,661
NetApp, Inc.	49,643	1,469,433
NVIDIA Corp.	87,012	2,144,846
Oracle Corp.	507,070	18,315,368
Paychex, Inc.	49,131	2,340,110
PayPal Holdings, Inc.(a)	170,458	5,291,016
Qorvo, Inc.(a)	23,300	1,049,665
QUALCOMM, Inc.	244,685	13,146,925
Red Hat, Inc.(a)	28,130	2,021,984
Salesforce.com, Inc.(a)	97,405	6,762,829
SanDisk Corp.	33,206	1,804,082
Seagate Technology PLC	49,776	2,229,965
Skyworks Solutions, Inc.	29,700	2,501,037
SL Green Realty Corp. REIT	15,400	1,665,664
Symantec Corp.	108,203	2,106,712
TE Connectivity, Ltd.	64,849	3,883,807
Teradata Corp.(a)	21,913	634,600
Texas Instruments, Inc.	163,806	8,111,673
Total System Services, Inc.	22,999	1,044,845
VeriSign, Inc.(a)	13,720	968,083
Visa, Inc. (Class A)	304,440	21,207,290
Western Digital Corp.	33,647	2,672,918
Western Union Co.	89,340	1,640,282
Xerox Corp.	161,592	1,572,290

See Notes to Portfolio of Investments.

4

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – (continued)
Information Technology – (continued)
Xilinx, Inc.	39,642	$1,680,821
Yahoo!, Inc.(a)	137,637	3,979,086

		546,204,882

Materials – 2.8%
Air Products & Chemicals, Inc.	29,807	3,802,777
Airgas, Inc.	10,040	896,873
Alcoa, Inc.	221,689	2,141,516
Avery Dennison Corp.	13,318	753,399
Ball Corp.	21,658	1,347,127
C.F. Industries Holdings, Inc.	40,030	1,797,347
Dow Chemical Co.	181,790	7,707,896
E.I. du Pont de Nemours & Co.	142,594	6,873,031
Eastman Chemical Co.	25,372	1,642,076
Ecolab, Inc.	41,565	4,560,512
FMC Corp.	22,922	777,285
Freeport-McMoRan, Inc.	157,964	1,530,671
International Flavors & Fragrances, Inc.	13,780	1,422,923
International Paper Co.	66,808	2,524,674
LyondellBasell Industries NV (Class A)	56,952	4,747,519
Martin Marietta Materials, Inc.	10,555	1,603,832
Monsanto Co.	75,094	6,408,522
Mosaic Co.	47,516	1,478,223
Newmont Mining Corp.	73,573	1,182,318
Nucor Corp.	53,006	1,990,375
Owens-Illinois, Inc.(a)	22,763	471,649
PPG Industries, Inc.	42,888	3,760,849
Praxair, Inc.	45,000	4,583,700
Sealed Air Corp.	32,469	1,522,147
Sherwin-Williams Co.	11,887	2,648,186
Sigma-Aldrich Corp.	19,661	2,731,306
Vulcan Materials Co.	22,290	1,988,268
WestRock Co.	41,048	2,111,509

		75,006,510

Telecommunication Services – 2.4%
AT&T, Inc.	967,318	31,515,220
CenturyLink, Inc.	86,173	2,164,666
Frontier Communications Corp.	143,538	681,806
Level 3 Communications, Inc.(a)	49,300	2,153,917
Verizon Communications, Inc.	639,051	27,805,109

		64,320,718

Utilities – 3.1%
AES Corp.	98,059	959,998
AGL Resources, Inc.	18,002	1,098,842
Ameren Corp.	36,056	1,524,087
American Electric Power Co., Inc.	75,043	4,266,945
CenterPoint Energy, Inc.	65,335	1,178,643
CMS Energy Corp.	42,001	1,483,475
Consolidated Edison, Inc.	47,100	3,148,635
Dominion Resources, Inc.	91,268	6,423,442
DTE Energy Co.	29,539	2,374,050
Duke Energy Corp.	110,491	7,948,723
Edison International	49,505	3,122,280
Entergy Corp.	27,000	1,757,700
Eversource Energy	51,243	2,593,921
Exelon Corp.	131,659	3,910,272
FirstEnergy Corp.	68,129	2,133,119
NextEra Energy, Inc.	72,257	7,048,670
NiSource, Inc.	47,478	880,717
NRG Energy, Inc.	51,498	764,745
Pepco Holdings, Inc.	35,659	863,661
PG&E Corp.	77,112	4,071,514
Pinnacle West Capital Corp.	18,956	1,215,838
PPL Corp.	105,756	3,478,315
Public Service Enterprise Group, Inc.	76,936	3,243,622
SCANA Corp.	23,801	1,339,044
Sempra Energy	35,624	3,445,553
Southern Co.	139,484	6,234,935
TECO Energy, Inc.	42,650	1,119,989
WEC Energy Group, Inc.	45,587	2,380,553
Xcel Energy, Inc.	80,800	2,861,128

		82,872,416

TOTAL COMMON STOCKS (Cost $1,392,474,041)		2,658,392,771

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.3%
U.S. Treasury Bill(c)(d)(e) 0.01% due 10/01/2015	$3,860,000	3,860,000
U.S. Treasury Bill(c)(d)(e) 0.01% due 10/01/2015	3,860,000	3,859,654

TOTAL U.S. GOVERNMENT SECURITIES (Cost $7,719,654)		7,719,654

	Shares
SHORT TERM INVESTMENT – 1.2%
MONEY MARKET FUND – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (Cost $31,282,867)	31,282,867	31,282,867

TOTAL INVESTMENTS(g) — 100.0% (Cost $1,431,476,562)(h)		2,697,395,292
Other Liabilities in Excess of Assets – (0.0)%(i)		(256,935)

NET ASSETS – 100.0%		$2,697,138,357

(a)	Non-income producing security.

(b)	Affiliated issuer. See table that follows for more information.

(c)	Securities are valued in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.

(d)	Rate represents annualized yield at date of purchase.

(e)	All or part of this security has been designated as collateral for futures contracts.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

See Notes to Portfolio of Investments.

5

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

(h)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2015 was $1,305,717,989 and $39,799,259, respectively, resulting in net unrealized appreciation of investments of $1,265,918,730.

(i)	Amount represents less than 0.05% of net assets

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

6

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

Security Valuation – The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940 and in accordance with Portfolio’s procedures to stabilize net asset value.

•

Exchange traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policies and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

7

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended September 30, 2015.

The following table summarizes the value of each of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2015. The breakdown of the Portfolio’s investments into major categories is disclosed in its schedule of investments.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets: Investments:
Common Stocks	$2,658,392,771	$–	$–	$2,658,392,771
U.S. Government Securities	–	7,719,654	–	7,719,654
Short Term Investment	31,282,867	–	–	31,282,867

Total Investments	2,689,675,638	7,719,654	–	2,697,395,292
Liabilities:
Other Financial Instruments:
Futures contracts	(940,398)	–	–	(940,398)

Total Investments and Other Financial Instruments	$2,688,735,240	$7,719,654	$–	$2,696,454,894

Derivatives

Futures—The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum intital margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as part of unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when a contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2015	425	$40,559,875	$(940,398)

Total unrealized depreciation on open futures contracts purchased			$(940,398)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the benchmark and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

8

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2015 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA Funds Management, Inc. The Portfolio invested in an affiliated company, State Street Corp. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Amounts relating to these investments at September 30, 2015 and for the period then ended are:

Security Description	Number of shares held at 12/31/14	Shares purchased for the nine months ended 9/30/15	Shares sold for the nine months ended 9/30/15	Number of shares held at 9/30/15	Value at 9/30/15	Income earned for the nine months ended 9/30/15	Realized gain/loss on shares sold
State Street Corp.	62,947	3,700	–	66,647	$4,479,345	$65,314	$–
State Street Institutional Liquid Reserves Fund, Premier Class	91,116,189	233,280,226	324,396,415	–	–	45,868	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	34,117,348	2,834,481	31,282,867	31,282,867	172	–

9

Quarterly Report

30 September 2015

State Street Master Funds

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds

Quarterly Report

September 30, 2015

State Street Money Market Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER – 2.9%
Antalis SA(a)(b)	0.350%	12/07/2015	12/07/2015	$140,000,000	$139,908,805
Atlantic Asset Securitization LLC(a)(b)	0.350%	12/10/2015	12/10/2015	200,000,000	199,863,889
Kells Funding LLC(b)(c)	0.270%	11/02/2015	11/02/2015	150,000,000	149,964,000
Manhattan Asset Funding Co. LLC(b)	0.190%	10/22/2015	10/22/2015	125,000,000	124,986,146
Manhattan Asset Funding Co. LLC(b)	0.200%	10/26/2015	10/26/2015	120,212,000	120,195,304
Regency Markets No.1 LLC(a)(b)	0.240%	10/15/2015	10/15/2015	160,000,000	159,985,067
Versailles Commercial Paper LLC(a)(b)	0.270%	10/01/2015	10/01/2015	100,000,000	100,000,000
Versailles Commercial Paper LLC(a)(b)	0.320%	01/04/2016	01/04/2016	125,000,000	124,894,444

TOTAL ASSET BACKED COMMERCIAL PAPER					1,119,797,655

FINANCIAL COMPANY COMMERCIAL PAPER – 22.4%
Australia & New Zealand Banking Group Ltd.(a)(b)	0.307%	10/15/2015	10/15/2015	119,500,000	119,500,000
Australia & New Zealand Banking Group Ltd.(a)(b)	0.307%	10/15/2015	10/15/2015	119,500,000	119,500,000
Australia & New Zealand Banking Group Ltd.(a)(d)	0.344%	10/13/2015	01/11/2016	85,000,000	85,000,000
Australia & New Zealand Banking Group Ltd.(a)(d)	0.356%	10/19/2015	01/19/2016	78,000,000	78,000,000
Australia & New Zealand Banking Group Ltd.(a)(d)	0.313%	10/05/2015	05/04/2016	126,000,000	125,996,116
Caisse des Depots et Consignations(b)(c)	0.195%	10/02/2015	10/02/2015	200,000,000	199,998,917
Caisse des Depots et Consignations(b)(c)	0.200%	10/08/2015	10/08/2015	250,000,000	249,990,278
Caisse des Depots et Consignations(b)(c)	0.250%	10/29/2015	10/29/2015	330,000,000	329,935,833
Caisse des Depots et Consignations(b)(c)	0.260%	11/02/2015	11/02/2015	230,000,000	229,946,845
Caisse des Depots et Consignations(b)(c)	0.350%	01/25/2016	01/25/2016	200,000,000	199,774,444
Commonwealth Bank of Australia(a)(d)	0.305%	10/07/2015	12/30/2015	100,000,000	100,002,600
Commonwealth Bank of Australia(a)(d)	0.344%	10/13/2015	01/11/2016	88,000,000	88,000,000
Commonwealth Bank of Australia(a)(d)	0.376%	10/26/2015	04/26/2016	110,000,000	110,000,000
DBS Bank Ltd.(a)(b)	0.310%	12/08/2015	12/08/2015	100,000,000	99,941,444
DBS Bank Ltd.(a)(b)	0.340%	01/21/2016	01/21/2016	80,000,000	79,915,378
DnB Bank ASA(a)(b)	0.250%	10/02/2015	10/02/2015	350,000,000	349,997,570
DnB Bank ASA(a)(b)	0.250%	10/19/2015	10/19/2015	200,000,000	199,975,000
Erste Abwicklungsanstalt(a)(b)	0.210%	10/01/2015	10/01/2015	75,000,000	75,000,000
Erste Abwicklungsanstalt(a)(b)	0.210%	10/05/2015	10/05/2015	105,000,000	104,997,550
Erste Abwicklungsanstalt(a)(b)	0.265%	10/06/2015	10/06/2015	63,000,000	62,997,681
Erste Abwicklungsanstalt(a)(b)	0.230%	10/19/2015	10/19/2015	100,000,000	99,988,500
Erste Abwicklungsanstalt(a)(b)	0.230%	10/21/2015	10/21/2015	100,000,000	99,987,222
Erste Abwicklungsanstalt(a)(b)	0.320%	01/12/2016	01/12/2016	140,000,000	139,871,822
General Electric Capital Corp.(d)	0.307%	10/15/2015	10/09/2015	100,000,000	100,000,000
HSBC Bank PLC(a)(b)	0.289%	10/02/2015	10/02/2015	175,000,000	175,000,000
HSBC Bank PLC(a)(b)	0.385%	12/21/2015	12/21/2015	175,000,000	175,000,000
Kreditanstalt Fuer Wiederaufbau(a)(b)	0.180%	10/26/2015	10/26/2015	115,000,000	114,985,625

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Lloyds Bank PLC(b)	0.230%	10/01/2015	10/01/2015	$253,000,000	$253,000,000
Microsoft Corp.(a)(b)	0.150%	10/08/2015	10/08/2015	100,000,000	99,997,083
National Australia Bank Ltd.(a)(b)	0.300%	11/16/2015	11/16/2015	137,000,000	136,947,483
National Australia Bank Ltd.(a)(d)	0.343%	10/09/2015	01/12/2016	60,000,000	60,000,000
Nederlandse Waterschapsbank NV(a)(b)	0.280%	10/29/2015	10/29/2015	85,000,000	84,981,489
Nordea Bank AB(a)(b)	0.300%	10/27/2015	10/27/2015	250,000,000	249,945,833
Nordea Bank AB(a)(b)	0.260%	10/29/2015	10/29/2015	200,000,000	199,959,556
Novartis Finance Corp.(a)(b)	0.190%	10/13/2015	10/13/2015	40,000,000	39,997,467
Novartis Finance Corp.(a)(b)	0.190%	10/15/2015	10/15/2015	135,000,000	134,990,025
NRW.Bank(a)(b)	0.085%	10/02/2015	10/02/2015	300,000,000	299,999,292
NRW.Bank(a)(b)	0.220%	10/14/2015	10/14/2015	250,000,000	249,980,139
NRW.Bank(a)(b)	0.220%	10/15/2015	10/15/2015	125,000,000	124,989,306
NRW.Bank(a)(b)	0.220%	10/16/2015	10/16/2015	50,000,000	49,995,417
NRW.Bank(a)(b)	0.175%	10/23/2015	10/23/2015	150,000,000	149,983,958
Skandinaviska Enskilda Banken AB(a)(b)	0.270%	10/09/2015	10/09/2015	150,000,000	149,991,000
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	10/13/2015	10/13/2015	200,000,000	199,983,333
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	10/14/2015	10/14/2015	200,000,000	199,981,944
Skandinaviska Enskilda Banken AB(a)(b)	0.300%	10/16/2015	10/16/2015	200,000,000	199,975,000
Societe Generale(a)(b)	0.350%	01/05/2016	01/05/2016	250,000,000	249,766,667
Sumitomo Mitsui Banking Corp.(a)(b)	0.200%	10/05/2015	10/05/2015	250,250,000	250,244,439
Sumitomo Mitsui Banking Corp.(a)(b)	0.280%	10/14/2015	10/14/2015	144,000,000	143,985,440
Svenska Handelsbanken AB(a)(b)	0.300%	11/24/2015	11/24/2015	200,920,000	200,829,586
Swedbank AB(b)	0.250%	10/05/2015	10/05/2015	100,000,000	99,997,222
Swedbank AB(b)	0.250%	10/07/2015	10/07/2015	85,000,000	84,996,458
Swedbank AB(b)	0.250%	10/08/2015	10/08/2015	40,000,000	39,998,056
Swedbank AB(b)	0.350%	02/03/2016	02/03/2016	75,000,000	74,908,854
Swedbank AB(b)	0.350%	02/04/2016	02/04/2016	200,000,000	199,755,000
Toyota Motor Credit Corp.(d)	0.299%	10/07/2015	01/12/2016	150,000,000	150,000,000
Toyota Motor Credit Corp.(d)	0.303%	10/09/2015	01/14/2016	95,000,000	95,000,000
Westpac Banking Corp.(a)(d)	0.344%	10/13/2015	01/11/2016	160,000,000	160,000,000
Westpac Banking Corp.(a)(d)	0.304%	10/26/2015	02/25/2016	71,500,000	71,500,000
Westpac Banking Corp.(a)(d)	0.304%	10/26/2015	02/26/2016	71,500,000	71,500,000
Westpac Banking Corp.(a)(d)	0.314%	10/13/2015	03/11/2016	122,000,000	122,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					8,812,482,872

CERTIFICATES OF DEPOSIT – 36.6%
Australia & New Zealand Banking Group Ltd.(b)	0.250%	10/05/2015	10/05/2015	150,000,000	150,000,000
Bank of Montreal(b)	0.270%	10/23/2015	10/23/2015	137,000,000	137,000,000
Bank of Montreal(b)	0.300%	01/11/2016	01/11/2016	205,000,000	205,000,000
Bank of Montreal(d)	0.327%	10/15/2015	01/15/2016	100,000,000	100,000,000
Bank of Montreal(d)	0.373%	10/19/2015	01/15/2016	325,000,000	325,000,000
Bank of Montreal(d)	0.379%	10/14/2015	03/14/2016	100,000,000	100,000,000

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)
Bank of Montreal(d)	0.383%	10/19/2015	03/18/2016	$100,000,000	$100,000,000
Bank of Nova Scotia(d)	0.299%	10/05/2015	11/05/2015	294,000,000	294,000,000
Bank of Nova Scotia(d)	0.349%	10/07/2015	11/06/2015	335,000,000	335,000,000
Bank of Nova Scotia(b)	0.359%	11/24/2015	11/24/2015	300,000,000	300,000,000
Bank of Nova Scotia(d)	0.333%	10/13/2015	02/05/2016	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(b)	0.200%	10/01/2015	10/01/2015	300,000,000	300,000,000
Bank of Tokyo – Mitsubishi(b)	0.280%	10/01/2015	10/01/2015	100,000,000	100,000,000
Bank of Tokyo – Mitsubishi(b)	0.340%	01/07/2016	01/07/2016	300,000,000	300,000,000
BNP Paribas(b)	0.350%	12/04/2015	12/04/2015	250,000,000	250,000,000
Canadian Imperial Bank of Commerce(b)	0.080%	10/06/2015	10/06/2015	100,000,000	100,000,000
Canadian Imperial Bank of Commerce(d)	0.379%	10/05/2015	12/07/2015	195,000,000	195,000,000
Canadian Imperial Bank of Commerce(d)	0.349%	10/08/2015	01/08/2016	250,000,000	250,000,000
Canadian Imperial Bank of Commerce(d)	0.329%	10/16/2015	02/16/2016	238,000,000	238,000,000
Chase Bank USA NA(b)	0.294%	10/26/2015	10/26/2015	100,000,000	100,000,000
Chase Bank USA NA(d)	0.376%	10/21/2015	04/21/2016	202,000,000	202,000,000
Citibank NA(b)	0.310%	12/08/2015	12/08/2015	230,000,000	230,000,000
Credit Agricole Corporate & Investment Bank(b)	0.300%	10/01/2015	10/01/2015	400,000,000	400,000,000
Credit Agricole Corporate & Investment Bank(b)	0.270%	10/07/2015	10/07/2015	155,000,000	155,000,000
Credit Agricole Corporate & Investment Bank(b)	0.340%	11/04/2015	11/04/2015	145,000,000	145,000,000
Credit Agricole Corporate & Investment Bank(b)	0.350%	12/15/2015	12/15/2015	300,000,000	300,000,000
Credit Suisse(b)	0.290%	10/20/2015	10/20/2015	250,000,000	250,000,000
ING Bank NV(b)	0.285%	10/01/2015	10/01/2015	400,000,000	400,000,000
ING Bank NV(b)	0.330%	10/02/2015	10/02/2015	400,000,000	400,000,000
ING Bank NV(b)	0.285%	10/05/2015	10/05/2015	400,000,000	400,000,000
Norinchukin Bank(b)	0.200%	10/01/2015	10/01/2015	375,000,000	375,000,000
Norinchukin Bank(b)	0.190%	10/13/2015	10/13/2015	150,000,000	149,999,500
Norinchukin Bank(b)	0.190%	10/15/2015	10/15/2015	300,000,000	300,000,000
Norinchukin Bank(b)	0.180%	10/22/2015	10/22/2015	114,000,000	114,000,000
Norinchukin Bank(b)	0.220%	11/20/2015	11/20/2015	175,000,000	175,000,000
Rabobank Nederland NV(b)	0.240%	10/01/2015	10/01/2015	200,000,000	200,000,000
Rabobank Nederland NV(b)	0.260%	10/08/2015	10/08/2015	200,000,000	200,000,000
Rabobank Nederland NV(d)	0.386%	10/14/2015	03/14/2016	345,000,000	345,000,000
Rabobank Nederland NV(d)	0.366%	10/22/2015	03/22/2016	340,000,000	340,000,000
Royal Bank of Canada(d)	0.373%	10/13/2015	03/10/2016	200,000,000	200,000,000
Royal Bank of Canada(d)	0.366%	10/20/2015	05/20/2016	125,000,000	125,000,000
Skandinaviska Enskilda Banken AB(b)	0.300%	10/23/2015	10/23/2015	200,000,000	200,000,000
Societe Generale(b)	0.440%	02/01/2016	02/01/2016	350,000,000	350,000,000
Standard Chartered Bank(b)	0.275%	10/29/2015	10/29/2015	185,000,000	185,000,000

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Banking Corp.(b)	0.280%	10/01/2015	10/01/2015	$325,000,000	$325,000,000
Sumitomo Mitsui Banking Corp.(b)	0.190%	10/26/2015	10/26/2015	450,000,000	450,000,000
Sumitomo Mitsui Banking Corp.(b)	0.290%	10/26/2015	10/26/2015	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(b)	0.330%	12/08/2015	12/08/2015	150,000,000	150,000,000
Svenska Handelsbanken AB(b)	0.245%	10/09/2015	10/09/2015	143,000,000	143,003,652
Svenska Handelsbanken AB(b)	0.245%	10/22/2015	10/22/2015	125,000,000	125,000,364
Svenska Handelsbanken AB(b)	0.305%	12/02/2015	12/02/2015	75,000,000	75,000,645
Svenska Handelsbanken AB(d)	0.357%	10/15/2015	01/15/2016	300,000,000	300,000,000
Toronto Dominion Bank(b)	0.380%	12/21/2015	12/21/2015	65,000,000	65,000,000
Toronto Dominion Bank(d)	0.376%	10/13/2015	02/12/2016	183,000,000	183,000,000
Toronto Dominion Bank(d)	0.359%	10/16/2015	03/16/2016	188,000,000	188,000,000
Toronto Dominion Bank(d)	0.393%	10/19/2015	04/18/2016	114,000,000	114,000,000
Toronto Dominion Bank(d)	0.344%	10/26/2015	05/26/2016	175,000,000	175,000,000
UBS AG(b)	0.350%	11/17/2015	11/17/2015	500,000,000	500,000,000
Wells Fargo Bank NA(d)	0.339%	10/07/2015	01/08/2016	200,000,000	200,000,000
Wells Fargo Bank NA(d)	0.313%	10/09/2015	01/11/2016	215,000,000	215,000,000
Wells Fargo Bank NA(d)	0.356%	10/14/2015	01/13/2016	225,000,000	225,000,000
Wells Fargo Bank NA(d)	0.376%	12/14/2015	03/03/2016	275,000,000	275,000,000
Westpac Banking Corp.(d)	0.314%	10/26/2015	04/25/2016	139,000,000	139,000,000

TOTAL CERTIFICATES OF DEPOSIT					14,417,004,161

OTHER NOTES – 8.4%
Bank of America NA(b)	0.280%	10/05/2015	10/05/2015	119,000,000	119,000,000
Bank of America NA(b)	0.280%	10/06/2015	10/06/2015	195,000,000	195,000,000
Bank of America NA(b)	0.280%	10/08/2015	10/08/2015	98,000,000	98,000,000
Bank of America NA(b)	0.280%	10/09/2015	10/09/2015	95,000,000	95,000,000
Bank of America NA(b)	0.280%	10/14/2015	10/14/2015	97,000,000	97,000,000
Bank of America NA(b)	0.250%	10/15/2015	10/15/2015	80,000,000	80,000,000
Bank of America NA(b)	0.300%	11/05/2015	11/05/2015	155,000,000	155,000,000
Bank of America NA(d)	0.367%	10/15/2015	01/15/2016	168,000,000	168,000,000
Bank of America NA(d)	0.393%	10/01/2015	03/01/2016	151,000,000	151,000,000
Credit Agricole Corporate & Investment Bank(b)	0.060%	10/01/2015	10/01/2015	290,000,000	290,000,000
JPMorgan Chase Bank NA(d)	0.492%	12/07/2015	08/05/2016	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.455%	10/22/2015	08/22/2016	175,000,000	175,000,000
Lloyds Bank PLC(b)	0.060%	10/01/2015	10/01/2015	500,000,000	500,000,000
Royal Bank of Canada(b)	0.556%	12/16/2015	12/16/2015	152,000,000	152,062,977
Royal Bank of Canada(c)(d)	0.374%	10/07/2015	08/08/2016	155,000,000	155,000,000
Svenska Handelsbanken AB(c)(d)	0.384%	10/27/2015	01/27/2016	180,000,000	180,000,000
Toyota Motor Credit Corp.(b)	0.434%	10/07/2015	10/07/2015	68,000,000	68,002,398
Wells Fargo Bank NA(d)	0.452%	12/10/2015	08/09/2016	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.416%	10/20/2015	08/19/2016	227,000,000	227,000,000

TOTAL OTHER NOTES					3,320,065,375

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – 4.7%
Federal Home Loan Bank(b)	0.055%	10/07/2015	10/07/2015	$108,000,000	$107,999,010
Federal Home Loan Bank(b)	0.092%	10/07/2015	10/07/2015	38,000,000	37,999,430
Federal Home Loan Bank(b)	0.122%	10/09/2015	10/09/2015	351,000,000	350,990,640
Federal Home Loan Bank(b)	0.129%	10/14/2015	10/14/2015	115,000,000	114,994,643
Federal Home Loan Bank(b)	0.162%	10/16/2015	10/16/2015	100,000,000	99,993,375
Federal Home Loan Bank(b)	0.173%	10/16/2015	10/16/2015	249,000,000	248,982,362
Federal Home Loan Bank(b)	0.050%	10/21/2015	10/21/2015	74,000,000	73,997,944
Federal Home Loan Bank(b)	0.148%	10/21/2015	10/21/2015	244,000,000	243,980,344
Federal Home Loan Bank(b)	0.120%	10/22/2015	10/22/2015	136,000,000	135,990,480
Federal Home Loan Bank(b)	0.155%	10/28/2015	10/28/2015	165,000,000	164,980,819
Federal Home Loan Bank(b)	0.158%	11/04/2015	11/04/2015	83,000,000	82,987,850
Federal Home Loan Bank(b)	0.224%	11/12/2015	11/12/2015	92,000,000	91,976,387
Federal Home Loan Bank(b)	0.120%	11/18/2015	11/18/2015	112,000,000	111,982,379

TOTAL GOVERNMENT AGENCY DEBT					1,866,855,663

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 2.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/25/2015 (collateralized by a Federal National Mortgage Association, 6.500% due 05/01/2019, Government National Mortgage Associations, 3.500% – 7.000% due 09/15/2023 – 10/15/2044, U.S. Treasury Notes, 0.625% – 3.375% due 10/15/2016 – 05/15/2025, and U.S. Treasury Strips, 0.000% due 08/15/2016 – 11/15/2022, valued at $102,000,000); expected proceeds $100,001,750	0.090%	10/02/2015	10/02/2015	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/25/2015 (collateralized by Federal Home Loan Banks, 2.900% – 5.000% due 11/17/2017 – 07/30/2025, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, a U.S. Treasury Inflation Index Note, 2.125% due 01/15/2019, and U.S. Treasury Notes, 0.152% – 3.250% due 02/28/2017 – 11/15/2024, valued at $102,000,003); expected proceeds $100,001,556	0.080%	10/02/2015	10/02/2015	100,000,000	100,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2015 (collateralized by Federal National Mortgage Associations, 1.683% – 6.000% due 09/01/2023 – 04/01/2051, valued at $280,500,000); expected proceeds $275,003,743	0.070%	10/05/2015	10/05/2015	275,000,000	275,000,000

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by Federal National Mortgage Associations, 3.000% – 6.500% due 09/01/2024 – 09/01/2045, valued at $204,000,000); expected proceeds $200,003,500	0.090%	10/07/2015	10/07/2015	$200,000,000	$200,000,000

Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/04/2015 (collateralized by various Corporate Bonds, 0.000% – 5.625% due 09/15/2017 – 09/01/2046, a Federal Home Loan Bank, 1.625% due 06/14/2019, Federal Home Loan Mortgage Corporations, 0.875% – 9.000% due 08/25/2016 – 09/01/2045, Federal National Mortgage Associations, 3.000% – 7.500% due 10/01/2016 – 07/01/2041, Government National Mortgage Associations, 1.625% – 6.500% due 07/20/2030 – 10/15/2050, U.S. Treasury Inflation Index Bonds, 0.625% – 2.500% due 01/15/2027 – 02/15/2043, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and a U.S. Treasury Strip, 0.000% due 02/15/2022, valued at $334,128,558); expected proceeds $320,432,693

	0.399%	10/02/2015	01/04/2016	320,000,000	320,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					995,000,000

TREASURY REPURCHASE AGREEMENTS – 17.1%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/24/2015 (collateralized by U.S. Treasury Notes, 1.125% – 3.625% due 11/30/2018 – 05/15/2024, valued at $4,000,054,461); expected proceeds $4,000,054,444	0.070%	10/01/2015	10/01/2015	4,000,000,000	4,000,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by a U.S. Treasury Bond, 3.875% due 08/15/2040, valued at $2,750,005,380); expected proceeds $2,750,010,694	0.070%	10/02/2015	10/02/2015	2,750,000,000	2,750,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					6,750,000,000

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

OTHER REPURCHASE AGREEMENTS – 2.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/18/2015 (collateralized by various Corporate Bonds, 0.577% – 6.875% due 09/30/2016 – 02/12/2055, and a U.S. Treasury Note, 3.125% due 01/31/2017 valued at $117,830,063); expected proceeds $110,145,750	0.530%	10/01/2015	12/17/2015	$110,000,000	$110,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2015 (collateralized by various Corporate Bonds, 0.000% – 11.000% due 11/01/2015 – 09/01/2066, a Federal National Mortgage Association, 2.500% due 09/28/2022, U.S. Treasury Bonds, 3.000% – 9.000% due 05/15/2017 – 08/15/2044, U.S. Treasury Notes, 0.250% – 3.250% due 11/30/2015 – 02/15/2025, and U.S. Treasury Strips, 0.000% – 8.875% due 05/15/2016 – 02/15/2023 valued at $488,179,256); expected proceeds $450,720,000	0.600%	10/01/2015	01/04/2016	450,000,000	450,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/17/2015 (collateralized by various Common Stocks and Federal National Mortgage Associations, 2.500% – 4.000% due 01/01/2026 – 05/01/2043 valued at $132,888,633); expected proceeds $125,103,125	0.330%	10/01/2015	12/16/2015	125,000,000	125,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/24/2015 (collateralized by various Common Stocks valued at $334,800,010); expected proceeds $310,403,000	0.390%	10/01/2015	01/22/2016	310,000,000	310,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					995,000,000

TOTAL INVESTMENTS(e)(f) – 97.1%					38,276,205,726

Assets in Excess of Liabilities – 2.9%					1,159,938,881

NET ASSETS – 100.0%					$39,436,144,607

(a)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $7,229,833,170 or 18.33% of net assets as of September 30, 2015.

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

(b)	Rate represents annualized yield at date of purchase.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,694,610,317 or 4.30% of net assets as of September 30, 2015.

(d)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2015.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(f)	Also represents the cost for federal tax purposes.

As permitted under Rule 2a-7 of the Investment Company Act of 1940 Act (the “1940 Act”) and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the investment, the investment will be valued by another method that the Committee believes will better reflect fair value in accordance with the Trust’s valuation policy and procedures. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors pursuant to valuation policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service pursuant to policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers pursuant to valuation policy and procedures approved by the Board. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2015.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Portfolios’ assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	38,276,205,726
Level 3 – Significant Unobservable Inputs	–

Total Investments	$38,276,205,726

State Street Tax Free Money Market Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – 81.8%
California – 5.8%
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., LOC: Sumitomo Mitsui Banking(a)	0.010%	10/01/2015	10/01/2015	$2,000,000	$2,000,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.010%	10/07/2015	10/07/2015	2,630,000	2,630,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.020%	10/07/2015	10/07/2015	975,000	975,000
San Francisco City & County Airports Commission, Revenue Bonds, Second Series 36-A, RMKT 06/02/09, LOC: U.S. Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	3,000,000	3,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.010%	10/07/2015	10/07/2015	2,500,000	2,500,000

					11,105,000

Colorado – 5.6%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.020%	10/07/2015	10/07/2015	6,945,000	6,945,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.050%	10/07/2015	10/07/2015	3,700,000	3,700,000

					10,645,000

Connecticut – 6.9%
Connecticut Housing Finance Authority, Revenue Bonds, Mortgage Finance Program, Subseries B-6, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.010%	10/07/2015	10/07/2015	3,000,000	3,000,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.010%	10/07/2015	10/07/2015	4,750,000	4,750,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.010%	10/07/2015	10/07/2015	5,480,000	5,480,000

					13,230,000

Delaware – 3.6%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	6,900,000	6,900,000

Florida – 1.3%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.010%	10/07/2015	10/07/2015	2,415,000	2,415,000

Indiana – 4.1%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.020%	10/07/2015	10/07/2015	1,900,000	1,900,000
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health, Series C, LOC: Northern Trust Company(a)	0.010%	10/07/2015	10/07/2015	5,945,000	5,945,000

					7,845,000

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
Maryland – 2.5%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.020%	10/07/2015	10/07/2015	$3,440,000	$3,440,000
Maryland State Stadium Authority Lease, Revenue Bonds, Football Stadium, SPA: Sumitomo Mitsui Banking(a)	0.010%	10/07/2015	10/07/2015	1,420,000	1,420,000

					4,860,000

Massachusetts – 1.5%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.010%	10/07/2015	10/07/2015	2,900,000	2,900,000

Michigan – 1.6%
Michigan State University, Revenue Bonds, Series A, SPA: JP Morgan Chase Bank(a)	0.010%	10/07/2015	10/07/2015	3,000,000	3,000,000

Minnesota – 1.4%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.020%	10/07/2015	10/07/2015	2,635,000	2,635,000

Missouri – 0.7%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: JP Morgan Chase Bank(a)	0.010%	10/01/2015	10/01/2015	1,300,000	1,300,000

New York – 7.5%
New York City Transitional Finance Authority Revenue Bonds, Future Tax Secured, Series A-1, SPA: JP Morgan Chase Bank(a)	0.010%	10/07/2015	10/07/2015	1,000,000	1,000,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-F, SPA: Royal Bank of Canada(a)	0.010%	10/01/2015	10/01/2015	2,500,000	2,500,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-H, SPA: Royal Bank of Canada(a)	0.010%	10/01/2015	10/01/2015	2,685,000	2,685,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.010%	10/07/2015	10/07/2015	1,805,000	1,805,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	1,300,000	1,300,000
New York State Dormitory Authority, Revenue Bonds, Royal, Series A, RMKT 03/17/08, LIQ: FNMA(a)	0.010%	10/07/2015	10/07/2015	5,000,000	5,000,000

					14,290,000

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
North Carolina – 9.0%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.020%	10/07/2015	10/07/2015	$2,250,000	$2,250,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.020%	10/07/2015	10/07/2015	7,820,000	7,820,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	3,100,000	3,100,000
County of Wake, GO Unlimited, Series C, SPA: Wells Fargo Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	4,100,000	4,100,000

					17,270,000

Ohio – 3.9%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.010%	10/07/2015	10/07/2015	7,500,000	7,500,000

Oregon – 4.5%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.010%	10/07/2015	10/07/2015	7,600,000	7,600,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 90-B, SPA: Bank of Tokyo-Mitsubishi UFJ(a)	0.020%	10/07/2015	10/07/2015	920,000	920,000

					8,520,000

Pennsylvania – 1.9%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	3,550,000	3,550,000

Rhode Island – 3.4%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.010%	10/07/2015	10/07/2015	6,460,000	6,460,000

South Carolina – 2.6%
City of North Charleston, Tax Increment Revenue Bonds, Charleston Naval Complex, SPA: Bank of America N.A.(a)	0.050%	10/07/2015	10/07/2015	4,975,000	4,975,000

Tennessee – 4.7%
County of Shelby, GO Unlimited, Series B, SPA: Bank of New York Mellon(a)	0.010%	10/07/2015	10/07/2015	9,000,000	9,000,000

Utah – 1.6%
County of Utah UT, Revenue Bonds, Series B, IHC Health Services, Inc.,(a)	0.010%	10/07/2015	10/07/2015	3,100,000	3,100,000

Washington – 0.8%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.010%	10/07/2015	10/07/2015	1,600,000	1,600,000

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

VARIABLE RATE DEMAND NOTES – (continued)
West Virginia – 1.6%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.020%	10/07/2015	10/07/2015	$3,000,000	$3,000,000

Wisconsin – 1.6%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series B, INS: Government Authority(a)	0.010%	10/07/2015	10/07/2015	3,145,000	3,145,000

Wyoming – 3.7%
Sweetwater County Wyoming Revenue Bonds, Pacificorp Projects, Series A, RMKT 03/25/13, LOC: Bank of Nova Scotia(a)	0.010%	10/07/2015	10/07/2015	7,035,000	7,035,000

TOTAL VARIABLE RATE DEMAND NOTES					156,280,000

				Shares
INVESTMENT COMPANY – 18.2%
Dreyfus Tax Exempt Cash Management Fund Investor Shares 0.01%(b)(c)				34,699,481	34,699,481

TOTAL INVESTMENTS(d)(e) – 100.0%					190,979,481
Liabilities in Excess of Assets – (0.0)%(f)					(69,144)

NET ASSETS – 100.0%					$190,910,337

(a)	Variable Rate Security – Interest rate shown is rate in effect as of September 30, 2015.

(b)	The rate shown is the annualized seven-day yield at period end.

(c)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(e)	Also represents the cost for federal tax purposes.

(f)	Amount represents less than 0.05% of net assets.

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

As permitted under Rule 2a-7 of the Investment Company Act of 1940 Act (the “1940 Act”) and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the investment, the investment will be valued by another method that the Committee believes will better reflect fair value in accordance with the Trust’s valuation policy and procedures. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors pursuant to valuation policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service pursuant to policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers pursuant to valuation policy and procedures approved by the Board. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

State Street Tax Free Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2015.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Portfolios’ assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$34,699,481
Level 2 – Other Significant Observable Inputs	156,280,000
Level 3 – Significant Unobservable Inputs	–

Total Investments	$190,979,481

State Street U.S. Government Money Market Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – 65.4%
Federal Farm Credit Bank(a)	0.070%	10/13/2015	10/13/2015	$45,300,000	$45,298,943
Federal Farm Credit Bank(a)	0.090%	10/20/2015	10/20/2015	34,000,000	33,998,385
Federal Farm Credit Bank(b)	0.173%	10/09/2015	12/09/2015	55,000,000	55,000,000
Federal Farm Credit Bank(b)	0.304%	10/05/2015	01/05/2016	70,000,000	70,000,000
Federal Farm Credit Bank(b)	0.174%	10/12/2015	01/11/2016	73,000,000	73,000,000
Federal Farm Credit Bank(b)	0.173%	10/19/2015	02/18/2016	86,000,000	85,997,087
Federal Farm Credit Bank(b)	0.193%	10/09/2015	09/09/2016	47,600,000	47,600,646
Federal Home Loan Bank(a)	0.097%	10/02/2015	10/02/2015	125,000,000	124,999,714
Federal Home Loan Bank(a)	0.097%	10/02/2015	10/02/2015	212,000,000	211,999,515
Federal Home Loan Bank(a)	0.097%	10/07/2015	10/07/2015	150,000,000	149,997,687
Federal Home Loan Bank(a)	0.097%	10/07/2015	10/07/2015	154,000,000	153,997,625
Federal Home Loan Bank(a)	0.122%	10/09/2015	10/09/2015	198,500,000	198,494,707
Federal Home Loan Bank(a)	0.095%	10/14/2015	10/14/2015	175,000,000	174,993,683
Federal Home Loan Bank(a)	0.095%	10/14/2015	10/14/2015	42,000,000	41,998,484
Federal Home Loan Bank(a)	0.157%	10/15/2015	10/15/2015	185,000,000	185,000,000
Federal Home Loan Bank(a)	0.092%	10/16/2015	10/16/2015	200,000,000	199,992,500
Federal Home Loan Bank(a)	0.050%	10/21/2015	10/21/2015	100,000,000	99,997,222
Federal Home Loan Bank(a)	0.101%	10/23/2015	10/23/2015	325,000,000	324,980,337
Federal Home Loan Bank(a)	0.133%	11/04/2015	11/04/2015	153,000,000	152,978,791
Federal Home Loan Bank(a)	0.133%	11/04/2015	11/04/2015	75,000,000	74,989,603
Federal Home Loan Bank(a)	0.164%	11/06/2015	11/06/2015	168,000,000	167,973,120
Federal Home Loan Bank(a)	0.224%	11/12/2015	11/12/2015	32,000,000	31,991,787
Federal Home Loan Bank(a)	0.193%	11/13/2015	11/13/2015	126,600,000	126,571,420
Federal Home Loan Bank(a)	0.224%	11/17/2015	11/17/2015	72,800,000	72,779,090
Federal Home Loan Bank(a)	0.120%	11/18/2015	11/18/2015	250,000,000	249,960,667
Federal Home Loan Bank(a)	0.224%	11/20/2015	11/20/2015	128,000,000	127,960,889
Federal Home Loan Bank(a)	0.210%	12/09/2015	12/09/2015	113,250,000	113,204,851
Federal Home Loan Bank(a)	0.273%	12/16/2015	12/16/2015	184,000,000	183,895,120
Federal Home Loan Bank(a)	0.303%	12/18/2015	12/18/2015	91,000,000	90,941,047
Federal Home Loan Bank(b)	0.174%	10/26/2015	01/25/2016	114,000,000	114,000,000
Federal Home Loan Bank(b)	0.146%	10/26/2015	06/24/2016	235,000,000	235,000,000
Federal Home Loan Bank(b)	0.149%	10/08/2015	07/08/2016	110,000,000	110,000,000
Federal Home Loan Bank(b)	0.157%	10/15/2015	07/15/2016	176,000,000	176,000,000
Federal Home Loan Bank(b)	0.149%	10/12/2015	08/12/2016	224,000,000	224,000,000
Federal Home Loan Bank(b)	0.186%	10/20/2015	09/20/2016	119,100,000	119,100,000
Federal Home Loan Mortgage Corp.(a)	0.102%	10/02/2015	10/02/2015	127,750,000	127,749,645
Federal Home Loan Mortgage Corp.(a)	0.122%	10/13/2015	10/13/2015	135,000,000	134,994,600
Federal Home Loan Mortgage Corp.(a)	0.133%	10/14/2015	10/14/2015	211,765,000	211,755,059
Federal Home Loan Mortgage Corp.(a)	0.077%	10/15/2015	10/15/2015	56,000,000	55,998,451
Federal Home Loan Mortgage Corp.(a)	0.077%	10/15/2015	10/15/2015	193,000,000	192,994,662
Federal Home Loan Mortgage Corp.(a)	0.120%	10/19/2015	10/19/2015	22,800,000	22,798,632
Federal Home Loan Mortgage Corp.(a)	0.096%	10/23/2015	10/23/2015	206,000,000	205,990,216

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.096%	10/23/2015	10/23/2015	$92,000,000	$91,995,630
Federal Home Loan Mortgage Corp.(a)	0.131%	10/26/2015	10/26/2015	224,700,000	224,679,871
Federal Home Loan Mortgage Corp.(a)	0.096%	10/28/2015	10/28/2015	62,000,000	61,995,957
Federal Home Loan Mortgage Corp.(a)	0.096%	10/28/2015	10/28/2015	92,000,000	91,994,001
Federal Home Loan Mortgage Corp.(a)	0.082%	10/29/2015	10/29/2015	100,600,000	100,593,740
Federal Home Loan Mortgage Corp.(a)	0.127%	10/30/2015	10/30/2015	181,000,000	180,981,483
Federal Home Loan Mortgage Corp.(a)	0.102%	11/05/2015	11/05/2015	92,000,000	91,991,055
Federal Home Loan Mortgage Corp.(a)	0.102%	12/02/2015	12/02/2015	169,000,000	168,970,894
Federal Home Loan Mortgage Corp.(a)	0.122%	12/10/2015	12/10/2015	46,800,000	46,789,080
Federal Home Loan Mortgage Corp.(a)	0.234%	01/08/2016	01/08/2016	91,000,000	90,942,442
Federal Home Loan Mortgage Corp.(a)	0.234%	01/13/2016	01/13/2016	91,000,000	90,939,536
Federal Home Loan Mortgage Corp.(a)	0.163%	01/15/2016	01/15/2016	163,000,000	162,923,209
Federal Home Loan Mortgage Corp.(b)	0.152%	10/19/2015	08/17/2016	126,500,000	126,500,000
Federal Home Loan Mortgage Corp.(b)	0.151%	10/26/2015	08/24/2016	136,000,000	136,000,000
Federal National Mortgage Assoc.(a)	0.077%	10/14/2015	10/14/2015	10,500,000	10,499,725
Federal National Mortgage Assoc.(a)	0.077%	10/14/2015	10/14/2015	10,500,000	10,499,725
Federal National Mortgage Assoc.(a)	0.112%	10/19/2015	10/19/2015	84,000,000	83,995,065
Federal National Mortgage Assoc.(a)	0.112%	10/19/2015	10/19/2015	57,000,000	56,996,651
Federal National Mortgage Assoc.(a)	0.112%	10/19/2015	10/19/2015	123,000,000	122,992,774
Federal National Mortgage Assoc.(a)	0.206%	10/21/2015	10/21/2015	17,700,000	17,700,209
Federal National Mortgage Assoc.(a)	0.117%	11/02/2015	11/02/2015	178,500,000	178,481,753
Federal National Mortgage Assoc.(a)	0.164%	11/03/2015	11/03/2015	135,000,000	134,980,952
Federal National Mortgage Assoc.(a)	0.164%	11/03/2015	11/03/2015	34,300,000	34,295,160
Federal National Mortgage Assoc.(a)	0.154%	11/04/2015	11/04/2015	276,000,000	275,960,900
Federal National Mortgage Assoc.(a)	0.161%	11/12/2015	11/12/2015	124,121,000	124,098,265
Federal National Mortgage Assoc.(a)	0.112%	11/16/2015	11/16/2015	22,900,000	22,896,725
Federal National Mortgage Assoc.(a)	0.112%	11/16/2015	11/16/2015	337,000,000	336,951,811
Federal National Mortgage Assoc.(a)	0.153%	11/17/2015	11/17/2015	136,000,000	135,973,367
Federal National Mortgage Assoc.(a)	0.184%	11/18/2015	11/18/2015	152,000,000	151,963,520
Federal National Mortgage Assoc.(a)	0.163%	11/25/2015	11/25/2015	178,000,000	177,956,761

TOTAL GOVERNMENT AGENCY DEBT					9,144,514,446

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 1.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/25/2015 (collateralized by Federal Home Loan Banks, 0.000% –5.500% due 10/07/2015 – 07/15/2036, Federal Home Loan Mortgage Corporations, 0.000% – 5.250% due 10/05/2015 – 08/01/2030, Federal National Mortgage Associations, 0.875% – 1.500% due 12/20/2017 – 02/26/2019, Residual Funding Corporation, 0.000% due 04/15/2030, Resolution Funding Corporation, 0.000% due 01/15/2019, and U.S. Treasury Note, 1.000% due 02/15/2018, valued at $204,000,093); expected proceeds $200,003,111	0.080%	10/02/2015	10/02/2015	$200,000,000	$200,000,000

TREASURY DEBT – 8.4%
U.S. Treasury Bill(a)	0.025%	10/01/2015	10/01/2015	47,500,000	47,500,000
U.S. Treasury Bill(a)	0.025%	10/01/2015	10/01/2015	48,000,000	48,000,000
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	105,000,000	105,007,344
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	127,000,000	127,008,883
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	12,750,000	12,750,892
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	166,000,000	166,011,611
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	63,375,000	63,379,433
U.S. Treasury Note(b)	0.060%	10/01/2015	01/31/2016	143,000,000	142,988,362
U.S. Treasury Note(b)	0.084%	10/01/2015	04/30/2016	36,350,000	36,350,321
U.S. Treasury Note(b)	0.068%	10/01/2015	10/31/2016	82,000,000	81,968,423
U.S. Treasury Note(b)	0.094%	10/01/2015	04/30/2017	131,000,000	131,000,711
U.S. Treasury Note(b)	0.127%	10/01/2015	07/31/2017	206,000,000	205,887,059

TOTAL TREASURY DEBT					1,167,853,039

TREASURY REPURCHASE AGREEMENTS – 20.9%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/24/2015 (collateralized by U.S. Treasury Bonds, 3.875% – 5.250% due 11/15/2028 – 08/15/2040, and U.S. Treasury Notes, 1.250% – 3.625% due 11/30/2018 – 05/15/2024, valued at $2,800,038,245); expected proceeds $2,800,038,111	0.070%	10/01/2015	10/01/2015	2,800,000,000	2,800,000,000

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by a U.S. Treasury Note, 3.125% due 05/15/2021, valued at $125,000,260); expected proceeds $125,000,486	0.070%	10/02/2015	10/02/2015	$125,000,000	$125,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,925,000,000

TOTAL INVESTMENTS(c)(d) – 96.1%					13,437,367,485
Assets in Excess of Liabilities – 3.9%					544,661,718

NET ASSETS – 100.0%					$13,982,029,203

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes.

As permitted under Rule 2a-7 of the Investment Company Act of 1940 Act (the “1940 Act”) and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the investment, the investment will be valued by another method that the Committee believes will better reflect fair value in accordance with the Trust’s valuation policy and procedures. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors pursuant to valuation policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service pursuant to policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers pursuant to valuation policy and procedures approved by the Board. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2015.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Portfolios’ assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	13,437,367,485
Level 3 – Significant Unobservable Inputs	–

Total Investments	$13,437,367,485

State Street Treasury Money Market Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 106.5%
U.S. Treasury Bill(a)	0.005%	10/08/2015	10/08/2015	$150,000,000	$149,999,715
U.S. Treasury Bill(a)	0.005%	10/08/2015	10/08/2015	48,000,000	47,999,909
U.S. Treasury Bill(a)	0.010%	10/08/2015	10/08/2015	1,126,998,000	1,126,995,855
U.S. Treasury Bill(a)	0.013%	10/08/2015	10/08/2015	140,000,000	139,999,734
U.S. Treasury Bill(a)	0.015%	10/08/2015	10/08/2015	178,000,000	177,999,661
U.S. Treasury Bill(a)	0.005%	10/15/2015	10/15/2015	590,200,000	590,196,980
U.S. Treasury Bill(a)	0.013%	10/15/2015	10/15/2015	90,000,000	89,999,540
U.S. Treasury Bill(a)	0.018%	10/15/2015	10/15/2015	500,000,000	499,997,442
U.S. Treasury Bill(a)	0.020%	10/15/2015	10/15/2015	122,000,000	121,999,376
U.S. Treasury Bill(a)	0.025%	10/15/2015	10/15/2015	122,000,000	121,999,376
U.S. Treasury Bill(a)	0.030%	10/15/2015	10/15/2015	25,000,000	24,999,872
U.S. Treasury Bill(a)	0.000%	10/22/2015	10/22/2015	1,220,400,000	1,220,394,874
U.S. Treasury Bill(a)	0.005%	10/22/2015	10/22/2015	160,000,000	159,999,328
U.S. Treasury Bill(a)	0.010%	10/22/2015	10/22/2015	44,000,000	43,999,815
U.S. Treasury Bill(a)	0.015%	10/22/2015	10/22/2015	1,445,000	1,444,994
U.S. Treasury Bill(a)	0.020%	10/22/2015	10/22/2015	80,000,000	79,999,664
U.S. Treasury Bill(a)	0.030%	10/22/2015	10/22/2015	350,000,000	349,998,530
U.S. Treasury Bill(a)	0.000%	10/29/2015	10/29/2015	505,400,000	505,392,822
U.S. Treasury Bill(a)	0.005%	10/29/2015	10/29/2015	379,258,000	379,252,613
U.S. Treasury Bill(a)	0.010%	10/29/2015	10/29/2015	237,000,000	236,996,634
U.S. Treasury Bill(a)	0.046%	10/29/2015	10/29/2015	346,000,000	345,995,086
U.S. Treasury Bill(a)	0.050%	10/29/2015	10/29/2015	129,000,000	128,998,168
U.S. Treasury Bill(a)	0.060%	10/29/2015	10/29/2015	60,474,000	60,473,141
U.S. Treasury Bill(a)	0.010%	11/05/2015	11/05/2015	100,000,000	99,993,133
U.S. Treasury Bill(a)	0.016%	11/05/2015	11/05/2015	79,000,000	78,994,575
U.S. Treasury Bill(a)	0.075%	11/05/2015	11/05/2015	253,000,000	252,982,627
U.S. Treasury Bill(a)	0.000%	11/12/2015	11/12/2015	500,000,000	499,989,631
U.S. Treasury Bill(a)	0.010%	11/12/2015	11/12/2015	65,000,000	64,998,652
U.S. Treasury Bill(a)	0.021%	11/12/2015	11/12/2015	75,000,000	74,998,445
U.S. Treasury Bill(a)	0.025%	11/12/2015	11/12/2015	170,000,000	169,996,474
U.S. Treasury Bill(a)	0.125%	11/12/2015	11/12/2015	73,895,000	73,893,468
U.S. Treasury Bill(a)	0.015%	11/19/2015	11/19/2015	125,000,000	124,997,448
U.S. Treasury Bill(a)	0.000%	11/27/2015	11/27/2015	172,400,000	172,392,400
U.S. Treasury Bill(a)	0.045%	11/27/2015	11/27/2015	156,000,000	155,993,123
U.S. Treasury Bill(a)	0.048%	11/27/2015	11/27/2015	108,000,000	107,995,239
U.S. Treasury Bill(a)	0.000%	12/03/2015	12/03/2015	59,000,000	59,000,000
U.S. Treasury Bill(a)	0.095%	12/03/2015	12/03/2015	367,080,000	367,018,973
U.S. Treasury Bill(a)	0.000%	12/10/2015	12/10/2015	76,700,000	76,700,000
U.S. Treasury Bill(a)	0.000%	12/17/2015	12/17/2015	454,000,000	453,984,410
U.S. Treasury Bill(a)	0.053%	12/17/2015	12/17/2015	200,000,000	199,993,132
U.S. Treasury Bill(a)	0.001%	12/24/2015	12/24/2015	175,000,000	174,999,592
U.S. Treasury Bill(a)	0.003%	12/24/2015	12/24/2015	200,000,000	199,998,833

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.018%	12/31/2015	12/31/2015	$150,000,000	$149,993,365
U.S. Treasury Note(b)	0.060%	10/01/2015	01/31/2016	477,000,000	476,989,145
U.S. Treasury Note(b)	0.068%	10/01/2015	10/31/2016	280,000,000	279,950,270
U.S. Treasury Note(b)	0.084%	10/01/2015	04/30/2016	257,600,000	257,618,424
U.S. Treasury Note(b)	0.094%	10/01/2015	04/30/2017	121,000,000	121,000,471
U.S. Treasury Note(b)	0.120%	10/01/2015	07/31/2016	80,000,000	80,008,437
U.S. Treasury Note(b)	0.127%	10/01/2015	07/31/2017	231,000,000	230,872,858
U.S. Treasury Note(b)	0.134%	10/01/2015	01/31/2017	68,000,000	68,012,889
U.S. Treasury Note(a)	0.061%	10/15/2015	10/15/2015	637,000,000	637,045,336
U.S. Treasury Note(a)	0.071%	10/15/2015	10/15/2015	74,000,000	74,005,267
U.S. Treasury Note(a)	0.081%	10/15/2015	10/15/2015	52,000,000	52,003,701
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	10,000,000	10,000,712
U.S. Treasury Note(b)	0.011%	11/02/2015	10/31/2015	100,000,000	100,019,502
U.S. Treasury Note(b)	0.011%	11/02/2015	10/31/2015	100,000,000	100,101,019
U.S. Treasury Note(b)	0.028%	11/16/2015	11/15/2015	85,000,000	86,023,345
U.S. Treasury Note(b)	0.043%	11/16/2015	11/15/2015	70,000,000	70,381,436
U.S. Treasury Note(b)	0.052%	11/16/2015	11/15/2015	147,000,000	147,058,045
U.S. Treasury Note(a)	0.010%	11/30/2015	11/30/2015	46,127,000	46,140,378
U.S. Treasury Note(a)	0.051%	11/30/2015	11/30/2015	150,000,000	150,315,368
U.S. Treasury Note(a)	0.092%	11/30/2015	11/30/2015	300,000,000	300,630,736
U.S. Treasury Note(a)	0.097%	11/30/2015	11/30/2015	123,000,000	123,035,672
U.S. Treasury Note(a)	0.097%	11/30/2015	11/30/2015	38,000,000	38,079,893
U.S. Treasury Note(a)	0.122%	11/30/2015	11/30/2015	80,500,000	80,669,247
U.S. Treasury Note(a)	0.137%	11/30/2015	11/30/2015	81,000,000	81,170,299
U.S. Treasury Note(b)	0.052%	02/01/2016	01/31/2016	70,000,000	70,075,048

TOTAL TREASURY DEBT					13,845,254,147

TOTAL INVESTMENTS(c)(d) – 106.5%					13,845,254,147
Liabilities in Excess of Assets – (6.5)%					(839,324,198)

NET ASSETS – 100.0%					$13,005,929,949

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes.

As permitted under Rule 2a-7 of the Investment Company Act of 1940 Act (the “1940 Act”) and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the investment, the investment will be valued by another method that the Committee believes will better reflect fair value in accordance with the Trust’s valuation policy and procedures. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors pursuant to valuation policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service pursuant to policy and procedures approved by the Board.

•

Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers pursuant to valuation policy and procedures approved by the Board. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2015.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Portfolios’ assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	13,845,254,147
Level 3 – Significant Unobservable Inputs	–

Total Investments	$13,845,254,147

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 67.0%
U.S. Treasury Bill(a)	0.000%	10/01/2015	10/01/2015	$24,000,000	$24,000,000
U.S. Treasury Bill(a)	0.001%	10/01/2015	10/01/2015	33,000,000	33,000,000
U.S. Treasury Bill(a)	0.005%	10/01/2015	10/01/2015	29,000,000	29,000,000
U.S. Treasury Bill(a)	0.010%	10/01/2015	10/01/2015	6,000,000	6,000,000
U.S. Treasury Bill(a)	0.020%	10/01/2015	10/01/2015	52,000,000	52,000,000
U.S. Treasury Bill(a)	0.023%	10/01/2015	10/01/2015	9,000,000	9,000,000
U.S. Treasury Bill(a)	0.025%	10/01/2015	10/01/2015	29,500,000	29,500,000
U.S. Treasury Bill(a)	0.028%	10/01/2015	10/01/2015	9,000,000	9,000,000
U.S. Treasury Bill(a)	0.005%	10/08/2015	10/08/2015	2,000,000	1,999,996
U.S. Treasury Bill(a)	0.010%	10/08/2015	10/08/2015	99,000,000	98,999,789
U.S. Treasury Bill(a)	0.013%	10/08/2015	10/08/2015	7,000,000	6,999,985
U.S. Treasury Bill(a)	0.015%	10/08/2015	10/08/2015	24,000,000	23,999,949
U.S. Treasury Bill(a)	0.005%	10/15/2015	10/15/2015	51,300,000	51,299,779
U.S. Treasury Bill(a)	0.012%	10/15/2015	10/15/2015	10,000,000	9,999,957
U.S. Treasury Bill(a)	0.017%	10/15/2015	10/15/2015	25,000,000	24,999,892
U.S. Treasury Bill(a)	0.020%	10/15/2015	10/15/2015	6,000,000	5,999,974
U.S. Treasury Bill(a)	0.025%	10/15/2015	10/15/2015	6,000,000	5,999,974
U.S. Treasury Bill(a)	0.000%	10/22/2015	10/22/2015	27,800,000	27,799,776
U.S. Treasury Bill(a)	0.010%	10/22/2015	10/22/2015	5,000,000	4,999,960
U.S. Treasury Bill(a)	0.030%	10/22/2015	10/22/2015	25,000,000	24,999,798
U.S. Treasury Bill(a)	0.000%	10/29/2015	10/29/2015	21,100,000	21,099,684
U.S. Treasury Bill(a)	0.000%	10/29/2015	10/29/2015	7,700,000	7,699,885
U.S. Treasury Bill(a)	0.005%	10/29/2015	10/29/2015	13,500,000	13,499,798
U.S. Treasury Bill(a)	0.046%	10/29/2015	10/29/2015	18,000,000	17,999,730
U.S. Treasury Bill(a)	0.050%	10/29/2015	10/29/2015	7,000,000	6,999,895
U.S. Treasury Bill(a)	0.320%	10/29/2015	10/29/2015	1,400,000	1,399,979
U.S. Treasury Bill(a)	0.075%	11/05/2015	11/05/2015	19,000,000	18,998,615
U.S. Treasury Bill(a)	0.125%	11/12/2015	11/12/2015	7,000,000	6,998,979
U.S. Treasury Bill(a)	0.000%	11/27/2015	11/27/2015	6,600,000	6,599,630
U.S. Treasury Bill(a)	0.045%	11/27/2015	11/27/2015	13,000,000	12,999,271
U.S. Treasury Bill(a)	0.048%	11/27/2015	11/27/2015	9,000,000	8,999,496
U.S. Treasury Bill(a)	0.000%	12/10/2015	12/10/2015	4,300,000	4,300,000
U.S. Treasury Bill(a)	0.000%	12/17/2015	12/17/2015	6,000,000	5,999,482
U.S. Treasury Bill(a)	0.053%	12/17/2015	12/17/2015	20,000,000	19,998,272
U.S. Treasury Note(a)	0.061%	10/15/2015	10/15/2015	54,000,000	54,003,827
U.S. Treasury Note(a)	0.071%	10/15/2015	10/15/2015	9,000,000	9,000,638
U.S. Treasury Note(a)	0.081%	10/15/2015	10/15/2015	6,000,000	6,000,425
U.S. Treasury Note(a)	0.102%	10/15/2015	10/15/2015	1,000,000	1,000,071
U.S. Treasury Note(b)	0.052%	11/16/2015	11/15/2015	6,000,000	6,002,369
U.S. Treasury Note(a)	0.092%	11/30/2015	11/30/2015	20,000,000	20,041,726
U.S. Treasury Note(a)	0.122%	11/30/2015	11/30/2015	10,000,000	10,020,863
U.S. Treasury Note(b)	0.060%	10/01/2015	01/31/2016	15,500,000	15,500,368

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – (continued)
U.S. Treasury Note(b)	0.060%	10/01/2015	01/31/2016	$58,500,000	$58,496,361
U.S. Treasury Note(b)	0.084%	10/01/2015	04/30/2016	34,500,000	34,502,156
U.S. Treasury Note(b)	0.120%	10/01/2015	07/31/2016	10,000,000	10,001,055
U.S. Treasury Note(b)	0.068%	10/01/2015	10/31/2016	25,000,000	24,993,298
U.S. Treasury Note(b)	0.094%	10/01/2015	04/30/2017	15,430,000	15,430,064
U.S. Treasury Note(b)	0.127%	10/01/2015	07/31/2017	42,000,000	41,977,142

TOTAL TREASURY DEBT					940,161,908

TREASURY REPURCHASE AGREEMENTS – 30.7%
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by a U.S. Treasury Inflation Index Note, 2.125% due 01/15/2019, a U.S. Treasury Note, 3.125% due 01/31/2017, and a U.S. Treasury Strip, 0.000% due 11/15/2023, valued at $30,600,020); expected proceeds $30,000,083	0.100%	10/01/2015	10/01/2015	30,000,000	30,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by U.S. Treasury Notes, 1.000% – 2.000% due 05/31/2019 – 02/15/2023, valued at $204,000,019); expected proceeds $200,000,556	0.100%	10/01/2015	10/01/2015	200,000,000	200,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/30/2015 (collateralized by U.S. Treasury Notes, 2.125% – 2.250% due 08/31/2020 – 03/31/2021, valued at $204,000,579); expected proceeds $200,000,556	0.100%	10/01/2015	10/01/2015	200,000,000	200,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					430,000,000

TOTAL INVESTMENTS(c)(d) – 97.7%					1,370,161,908
Assets in Excess of Liabilities – 2.3%					31,628,157

NET ASSETS – 100.0%					$1,401,790,065

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Also represents the cost for federal tax purposes.

As permitted under Rule 2a-7 of the Investment Company Act of 1940 Act (the “1940 Act”) and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day. Each Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Generally, investments are valued using market quotations, as obtained or determined by independent pricing services recommended by the Committee approved by the Board. If an investment’s market price is not readily available or does not otherwise accurately reflect the fair value of the investment, the investment will be valued by another method that the Committee believes will better reflect fair value in accordance with the Trust’s valuation policy and procedures. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors pursuant to valuation policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service pursuant to policy and procedures approved by the Board.

•

Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers pursuant to valuation policy and procedures approved by the Board. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of Portfolios’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Portfolios value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2015 (Unaudited)

identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2015.

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Portfolios’ assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	1,370,161,908
Level 3 – Significant Unobservable Inputs	–

Total Investments	$1,370,161,908

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	November 25, 2015

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)

Date:	November 25, 2015